STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) - Private Placement Warrants [Member]	9 Months Ended
Dec. 31, 2021 shares
Class of Warrant or Right [Line Items]
Shares of private placement warrant (in shares)	2,865,000
Number of representative shares issued during period	115,000